Prepaid expenses (Details) - EUR (€) € in Thousands	Mar. 31, 2025	Mar. 31, 2024
Analysis of income and expense [abstract]
Office and IT-related	€ 4,381	€ 4,434
Insurance	2,160	388
Contracts with customers	43	339
Other	1,881	1,601
Total	€ 8,465	€ 6,762